Key management compensation	12 Months Ended
Mar. 31, 2022
Key management compensation [abstract]
Key management compensation

Note 5 — Key management compensation

The Company recorded $137,766 and $124,443 consulting fees to the chief executive officer for the years ended March 31, 2022 and 2021, respectively. The Company has a balance of $101,167 and $141,815 owed to the chief executive officer salary as of March 31, 2022 and 2021, respectively.

The Company recorded $60,000 and $60,000 consulting fees to the director and chief operating officer for the years ended March 31, 2022 and 2021, respectively. The Company has a balance of $25,016 and $40,994 owed to the chief operating officer salary as of March 31, 2022 and 2021, respectively.